Goodwill and Other Intangible Assets - Estimated Future Aggregate Amortization Expense (Details) $ in Millions	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 84.5
2020	84.5
2021	70.9
2022	69.6
2023	$ 69.6